Cover	Nov. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Entity File Number	001-41158
Entity Registrant Name	BATTERY FUTURE ACQUISITION CORP.
Entity Central Index Key	0001880441
Entity Tax Identification Number	98-1618517
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	777 Brickell Ave.
Entity Address, Address Line Two	#500-97545
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	61
Local Phone Number	(460) 545-788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	BFAC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BFAC
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	BFAC.WS
Security Exchange Name	NYSE